Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,401,494)	$ (10,238,797)
Adjustments to reconcile net loss to net cash used by operating activities
Amortization	306,757	306,756
Depreciation	20,375	19,034
Change in allowance for doubtful accounts	(30,728)	37,949
Stock-based compensation	1,391,316	1,118,813
Accrued interest on convertible notes	8,516	166,618
Loss on extinguishment of debt		1,318,781
Changes in assets - (increase)/decrease
Accounts receivable - trade	24,467	(23,965)
Inventory	103,619	67,359
Prepaid expenses	34,480	(41,891)
Due from Pulse Veterinary Technologies, LLC	27,837	17,552
Other	(8,166)	29,061
Accounts payable	(200,759)	(1,073,158)
Accrued employee compensation	(97,674)	(469,077)
Accrued expenses	531,333	(65,621)
Interest payable, related parties		(1,113)
NET CASH USED BY OPERATING ACTIVITIES	(4,290,121)	(8,831,699)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,011)	(42,302)
NET CASH USED BY INVESTING ACTIVITIES	(2,011)	(42,302)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from subscriptions payable for senior secured convertible promissory notes	430,000
Proceeds from sale of capital stock - subscription agreement with related party	25,000
Payments of principal on capital lease	(4,576)	(1,092)
Proceeds from unit options exercised, related parties		2,463,008
Proceeds from unit options exercised		1,437,326
Proceeds from private placement		8,467,121
NET CASH PROVIDED BY FINANCING ACTIVITIES	450,424	12,366,363
EFFECT OF EXCHANGE RATES ON CASH	2,650	(436)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,839,058)	3,491,926
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,909,383	417,457
SUPPLEMENTAL INFORMATION
Cash paid for interest, related parties	324,768	324,768
Cash paid for capital lease interest	858	266
NON-CASH INVESTING AND FINANCING ACTIVITIES
Notes payable, related parties exchanged for capital stock (Note 8 and 11)		4,413,908
Equipment purchased with capital lease		14,552
TOTAL NON-CASH INVESTING AND FINANCING ACTIVITIES		4,428,460
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 70,325	$ 3,909,383